Jan. 24, 2022
Pacific Funds ESG Core Bond
Pacific FundsSM ESG Core Bond

SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific FundsSM ESG Core Bond – In the Principal Investment Strategies subsection, the eighth paragraph is deleted.

Also, in the Principal Investment Strategies subsection, the following will be added before the first sentence of the last paragraph.

The Fund seeks to invest in corporate debt securities with a lower carbon intensity, in aggregate, than the average carbon intensity of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Fund’s benchmark index) for which this data is available using the carbon intensity definition and calculation methodology of an independent third party ESG data provider.